First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Bermuda — 3.3%
1,554	Credicorp Ltd.	$413,799
	Brazil — 12.7%
184,778	B3 S.A. - Brasil Bolsa Balcao (BRL)	465,221
12,608	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	313,101
4,313	Embraer S.A., ADR	260,721
63,257	TOTVS S.A. (BRL)	545,896
		1,584,939
	Canada — 2.9%
1,463	Celestica, Inc. (c)	360,454
	Cayman Islands — 22.6%
17,865	Alibaba Group Holding Ltd. (HKD)	406,338
33,469	Inter & Co., Inc., Class A	308,919
2,299	PDD Holdings, Inc., ADR (c)	303,859
2,320	Sea Ltd., ADR (c)	414,654
49,106	Shenzhou International Group Holdings Ltd. (HKD)	389,026
6,382	Tencent Holdings Ltd. (HKD)	543,728
86,805	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	457,118
		2,823,642
	China — 5.2%
24,499	BYD Co., Ltd., Class H (HKD)	346,930
401,298	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	299,609
		646,539
	Hong Kong — 7.0%
47,247	AIA Group Ltd. (HKD)	453,227
7,377	Hong Kong Exchanges & Clearing Ltd. (HKD)	419,000
		872,227
	India — 4.8%
5,882	HDFC Bank Ltd., ADR	200,929
13,236	ICICI Bank Ltd., ADR	400,124
		601,053
	Indonesia — 2.0%
553,288	Bank Central Asia Tbk PT (IDR)	253,155
	Israel — 2.6%
15,722	Teva Pharmaceutical Industries Ltd., ADR (c)	317,584
	Kazakhstan — 2.0%
3,074	Kaspi.KZ JSC, ADR	251,084
	Malaysia — 2.5%
172,100	IHH Healthcare Bhd (MYR)	308,745
Shares	Description	Value

	Mexico — 2.4%
12,739	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	$301,128
	Panama — 2.2%
2,350	Copa Holdings S.A., Class A	279,227
	Singapore — 2.2%
10,277	United Overseas Bank Ltd. (SGD)	275,498
	South Africa — 3.1%
15,421	Bid Corp., Ltd. (ZAR)	385,972
	South Korea — 6.3%
2,633	Hyundai Rotem Co., Ltd. (KRW)	410,981
1,495	SK Hynix, Inc. (KRW)	370,274
		781,255
	Taiwan — 8.6%
25,186	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,078,408
	United States — 6.1%
13,058	Coupang, Inc. (c)	420,468
146	MercadoLibre, Inc. (c)	341,193
		761,661

	Total Investments — 98.5%	12,296,370
	(Cost $11,009,748)
	Net Other Assets and Liabilities — 1.5%	183,434
	Net Assets — 100.0%	$12,479,804

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	28.0%
Consumer Discretionary	21.3
Information Technology	19.2
Health Care	11.3
Industrials	10.2
Communication Services	4.4
Consumer Staples	3.1
Utilities	2.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	34.7%
HKD	27.0
BRL	10.8
TWD	8.8
KRW	6.4
ZAR	3.1
MYR	2.5
MXN	2.4
SGD	2.2
IDR	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,296,370	$ 12,296,370	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Brazil — 2.8%
640,256	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	$15,935,972
	Canada — 7.6%
224,169	Brookfield Corp.	15,373,510
348,110	Canadian Natural Resources Ltd.	11,125,596
52,552	Celestica, Inc. (c)	12,947,762
55,678	CGI, Inc.	4,962,580
		44,409,448
	Cayman Islands — 10.2%
72,516	Alibaba Group Holding Ltd., ADR	12,960,785
50,212	Baidu, Inc., ADR (c)	6,616,435
460,706	Kanzhun Ltd., ADR (c)	10,762,092
537,282	NU Holdings Ltd., Class A (c)	8,601,885
44,415	PDD Holdings, Inc., ADR (c)	5,870,331
2,736,530	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	14,410,655
		59,222,183
	Curacao — 0.8%
130,174	Schlumberger N.V.	4,474,080
	Denmark — 2.5%
262,167	Novo Nordisk A/S, ADR	14,547,647
	France — 2.3%
204,932	Societe Generale S.A. (EUR)	13,560,279
	Germany — 11.2%
318,085	Deutsche Telekom AG (EUR)	10,833,749
1,078,883	Evotec SE (EUR) (c)	7,838,131
42,025	Heidelberg Materials AG (EUR)	9,450,999
17,059	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	10,883,312
223,408	Siemens Energy AG (EUR) (c)	26,077,163
		65,083,354
	India — 1.2%
225,767	ICICI Bank Ltd., ADR	6,824,936
	Ireland — 3.2%
34,941	ICON PLC (c)	6,114,675
29,717	Trane Technologies PLC	12,539,385
		18,654,060
	Israel — 2.2%
622,834	Teva Pharmaceutical Industries Ltd., ADR (c)	12,581,247
	Japan — 8.8%
801,200	Japan Exchange Group, Inc. (JPY)	8,952,788
132,200	Recruit Holdings Co., Ltd. (JPY)	7,118,427
Shares	Description	Value

	Japan (Continued)
73,567	Sony Financial Group, Inc., ADR (c) (f) (g)	$272,198
391,063	Sony Group Corp., ADR	11,258,704
287,800	Tokio Marine Holdings, Inc. (JPY)	12,200,143
62,200	Tokyo Electron Ltd. (JPY)	11,086,939
		50,889,199
	Jersey — 1.1%
1,409,633	Glencore PLC (GBP)	6,476,103
	Kazakhstan — 0.9%
65,619	Kaspi.KZ JSC, ADR	5,359,760
	Mexico — 1.3%
322,194	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	7,616,118
	Netherlands — 7.9%
196,001	Nebius Group N.V. (c)	22,005,032
342,440	Prosus N.V. (EUR)	24,098,449
		46,103,481
	Sweden — 1.3%
272,229	Sandvik AB (SEK)	7,570,270
	Switzerland — 3.2%
26,334	Chubb Ltd.	7,432,771
275,561	UBS Group AG	11,298,001
		18,730,772
	Taiwan — 5.4%
738,621	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	31,626,104
	United Kingdom — 25.6%
162,892	3i Group PLC (GBP)	8,957,910
83,080	AstraZeneca PLC, ADR	6,373,898
1,811,698	Babcock International Group PLC (GBP)	32,406,137
176,232	British American Tobacco PLC (GBP)	9,354,956
3,260,933	Convatec Group PLC (GBP) (d) (e)	10,148,341
2,420,995	Haleon PLC (GBP)	10,822,927
64,249	London Stock Exchange Group PLC (GBP)	7,358,543
182,696	RELX PLC, ADR	8,725,561

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
2,821,580	Rolls-Royce Holdings PLC (GBP)	$45,157,423
676,066	Wise PLC, Class A (GBP) (c)	9,410,642
		148,716,338

	Total Investments — 99.5%	578,381,351
	(Cost $541,901,437)
	Net Other Assets and Liabilities — 0.5%	3,152,341
	Net Assets — 100.0%	$581,533,692

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2025, securities
noted as such are valued at $272,198 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
MXN	– Mexican Peso
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	27.3%
Financials	21.9
Health Care	14.3
Information Technology	14.3
Consumer Discretionary	9.4
Communication Services	3.0
Utilities	2.8
Materials	2.7
Energy	2.7
Consumer Staples	1.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	40.6%
GBP	24.2
EUR	17.8
JPY	6.8
TWD	5.5
HKD	2.5
MXN	1.3
SEK	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Japan	$ 50,889,199	$ 50,617,001	$ 272,198	$ —
Other Country Categories*	527,492,152	527,492,152	—	—
Total Investments	$578,381,351	$578,109,153	$272,198	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.